Registration No. 333-81501
                                                      Registration No. 811-01705

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 9                                   [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 127
                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------


                                  ROBIN WAGNER
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

            The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                           --------------------------

          Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[ X ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]     On (date) pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 9 ("PEA") to the Form N-4 Registration Statement No. 333-81501 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED OCTOBER 20, 2003 TO THE MAY 1, 2003 EQUI-VEST(R) SERIES 800 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
--------------------------------------------------------------------------------

This Supplement modifies certain information contained in the above-referenced prospectus and SAI dated May 1, 2003, as previously supplemented (together, the "Prospectus") you received for the EQUI-VEST(R) Series 800 contract. The changes described below will be effective on or about October 20, 2003. Unless otherwise indicated, all other information in the Prospectus remains unchanged. You should keep this Supplement with your Prospectus. We will send you another copy of any Prospectus, without charge upon request. The modifications are as follows:

1. MAXIMUM ISSUE AND RETIREMENT AGES. The maximum issue age is changed for NQ, traditional IRA and Roth IRA contracts. Therefore, the following changes are made to the Prospectus:

     A. In "EQUI-VEST(R) at a glance -- key features" under "Fees and charges," the next to the last sentence of the fifth bullet is deleted in its entirety.

     B. The information opposite the last heading under "EQUI-VEST(R) at a glance -- key features" is changed as follows:

            "ANNUITANT ISSUE AGES 0-85 (0-70 for Inherited IRA)"

     C. In "Contract features and benefits" under "How you can purchase and contribute to your contract" note the following changes for NQ, traditional IRA and Roth IRA contracts only:

        i) Under each applicable column heading entitled "Available for annuitant issue ages," the information presented is deleted in its entirety and replaced with the following:

              "0 through 85."

        ii) Under each applicable column heading entitled "Limitations on contributions" the second and third bullets are deleted in their entirety and replaced with the following single bullet:

            o "For annuitants age 84 through 85 at contract issue, additional contributions (additional rollover contributions for traditional
               IRA) may be made up to one year beyond the annuitant's issue age."

     D. In "Accessing your money" under "Selecting an annuity payout option," the third paragraph, subsection (iii) is deleted in its entirety.

     E. Under "Charges and expenses," the section entitled "Annuitant ages 86 through 90 when the contract is issued" is deleted in its entirety.

2. GUARANTEED INTEREST OPTION AND GUARANTEED MINIMUM INTEREST RATE. The guaranteed minimum interest rate is reduced (subject to state approval) resulting in the following changes:

     A. In "Contract features and benefits" under "Guaranteed interest option," the final paragraph is deleted in its entirety and replaced with the A. following paragraph:

            "The minimum yearly guaranteed interest rate for 2003 is equal to the lifetime minimum guaranteed interest rate of your contract. Depending on the state where your contract is issued, your lifetime minimum guaranteed interest rate is either 1.50% or 3.00%. The lifetime minimum guaranteed interest rate is shown in your contract. The minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state. Current rates will never be less than the minimum yearly guaranteed interest rate."

     B. In "Tax information" under "Illustration of guaranteed interest rates" the second sentence of the first paragraph is deleted in its entirety B. and replaced with the following:

            "In the tables we illustrate the 1.50% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.)"

        The last sentence of the first paragraph is deleted in its entirety and replaced with the following:

            "The 1.50% guaranteed interest rate is in your contract (it may be higher in your state)."

Form Number 888-1350 (10/03)
                                                   Catalog Number 132979 (10/03)

                                                                          X00610

C.   Table I and Table II are modified as follows:

        Table I at the guaranteed minimum rate of 1.50% (the rate may be higher in your state)

                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
(ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

--------------------------------------------------------------------------------
        1.50% Minimum Guarantee                   1.50% Minimum Guarantee
        -----------------------                   -----------------------
 Contract      Account         Cash       Contract      Account           Cash
 Year End       Value          Value      Year End       Value           Value
      1    $    994.70    $    940.99       26      $ 31,342.11     $ 30,982.11
      2    $  1,994.62    $  1,886.91       27      $ 32,827.25     $ 32,467.25
      3    $  3,009.54    $  2,847.02       28      $ 34,334.65     $ 33,974.65
      4    $  4,039.68    $  3,821.54       29      $ 35,864.67     $ 35,504.67
      5    $  5,085.28    $  4,810.67       30      $ 37,417.64     $ 37,057.64
      6    $  6,146.56    $  5,814.64       31      $ 38,993.91     $ 38,633.91
      7    $  7,223.76    $  6,863.76       32      $ 40,593.82     $ 40,233.82
      8    $  8,317.11    $  7,957.11       33      $ 42,217.72     $ 41,857.72
      9    $  9,426.87    $  9,066.87       34      $ 43,865.99     $ 43,505.99
     10    $ 10,553.27    $ 10,193.27       35      $ 45,538.98     $ 45,178.98
     11    $ 11,696.57    $ 11,336.57       36      $ 47,237.06     $ 46,877.06
     12    $ 12,857.02    $ 12,497.02       37      $ 48,960.62     $ 48,600.62
     13    $ 14,034.87    $ 13,674.87       38      $ 50,710.03     $ 50,350.03
     14    $ 15,230.40    $ 14,870.40       39      $ 52,485.68     $ 52,125.68
     15    $ 16,443.85    $ 16,083.85       40      $ 54,287.97     $ 53,927.97
     16    $ 17,675.51    $ 17,315.51       41      $ 56,117.29     $ 55,757.29
     17    $ 18,925.64    $ 18,565.64       42      $ 57,974.04     $ 57,614.04
     18    $ 20,224.53    $ 19,864.53       43      $ 59,858.66     $ 59,498.66
     19    $ 21,542.90    $ 21,182.90       44      $ 61,771.54     $ 61,411.54
     20    $ 22,881.04    $ 22,521.04       45      $ 63,713.11     $ 63,353.11
     21    $ 24,239.26    $ 23,879.26       46      $ 65,683.80     $ 65,323.80
     22    $ 25,617.84    $ 25,257.84       47      $ 67,684.06     $ 67,324.06
     23    $ 27,017.11    $ 26,657.11       48      $ 69,714.32     $ 69,354.32
     24    $ 28,437.37    $ 28,077.37       49      $ 71,775.04     $ 71,415.04
     25    $ 29,878.93    $ 29,518.93       50      $ 73,866.66     $ 73,506.66
--------------------------------------------------------------------------------

    Table II at the guaranteed minimum rate of 1.50% (the rate may be higher in your state)

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)


------------------------------------------------------------------------
      1.50% Minimum Guarantee              1.50% Minimum Guarantee
      -----------------------              -----------------------
 Contract     Account       Cash      Contract     Account       Cash
 Year End      Value        Value     Year End      Value        Value
      1    $ 994.70     $ 940.99        26      $ 555.38     $ 555.38
      2    $ 989.43     $ 936.00        27      $ 533.72     $ 533.72
      3    $ 974.27     $ 921.66        28      $ 511.72     $ 511.72
      4    $ 958.88     $ 907.10        29      $ 489.40     $ 489.40
      5    $ 943.27     $ 892.33        30      $ 466.74     $ 466.74
      6    $ 927.42     $ 877.34        31      $ 443.74     $ 443.74
      7    $ 911.33     $ 911.33        32      $ 420.40     $ 420.40
      8    $ 895.00     $ 895.00        33      $ 396.70     $ 396.70
      9    $ 878.42     $ 878.42        34      $ 372.65     $ 372.65
     10    $ 861.60     $ 861.60        35      $ 348.24     $ 348.24
     11    $ 844.52     $ 844.52        36      $ 323.46     $ 323.46
     12    $ 827.19     $ 827.19        37      $ 298.32     $ 298.32
     13    $ 809.60     $ 809.60        38      $ 272.79     $ 272.79
     14    $ 791.74     $ 791.74        39      $ 246.88     $ 246.88
     15    $ 773.62     $ 773.62        40      $ 220.59     $ 220.59
     16    $ 755.22     $ 755.22        41      $ 193.90     $ 193.90
     17    $ 736.55     $ 736.55        42      $ 166.80     $ 166.80
     18    $ 717.60     $ 717.60        43      $ 139.31     $ 139.31
     19    $ 698.36     $ 698.36        44      $ 111.40     $ 111.40
     20    $ 678.84     $ 678.84        45      $  83.07     $  83.07
     21    $ 659.02     $ 659.02        46      $  54.31     $  54.31
     22    $ 638.91     $ 638.91        47      $  25.13     $  25.13
     23    $ 618.49     $ 618.49        48      $   0.00     $   0.00
     24    $ 597.77     $ 597.77        49      $   0.00     $   0.00
     25    $ 576.73     $ 576.73        50      $   0.00     $   0.00
------------------------------------------------------------------------

3. RATCHETED DEATH BENEFIT. The following revisions are made to reflect changes in the Ratcheted death benefit:

     A. In the "Fee table" under "Charges we deduct from your account value each year if you elect the optional benefit," the last three words that read "until age 90" in the second sentence are deleted.

     B. The discussion in "Contract features and benefits" under "Ratcheted death benefit" is modified as follows:

        (i) The third sentence of the first paragraph is deleted in its entirety and replaced with the following:

              "Then on each third contract date anniversary, until the annuitant is age 85, we will determine your ratcheted death benefit by comparing your current ratcheted death benefit to your account value on that third contract date anniversary."

        (ii) The next to last sentence of the third paragraph is revised by changing "87" to "75."

     C. In "Charges and Expenses" under "Optional ratcheted death benefit charge," the first sentence of the first paragraph is deleted in its entirety and replaced with the following:

             "If you elect the optional ratcheted death benefit, we deduct a charge annually from your account value on each contract date anniversary."

4.   EFFECT OF WITHDRAWALS ON THE MINIMUM DEATH BENEFIT.

     A. In "Contract features and benefits" under "Death benefit," the following is added at the end of the first paragraph:

             "Depending upon the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis, in the same manner as described under "Ratcheted death benefit" below.

     B. In "Contract features and benefits" under "Death benefit," the last sentence of the second paragraph is deleted in its entirety.

5.   LIMITATIONS ON CONTRIBUTIONS.

     In "Contract features and benefits" under "How you can purchase and contribute to your contract," the second and third sentences of the first paragraph immediately following the chart are deleted in their entirety and replaced with the following:

             "We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000."









           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                (212) 554-1234

   COPYRIGHT 2003. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.
                              ALL RIGHTS RESERVED.
                  EQUI-VEST(R) IS A REGISTERED SERVICEMARK OF
          THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of October, 2003.


                                           SEPARATE ACCOUNT A OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States

                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and
                                              Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of October, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and
                                              Associate General Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

October 15, 2003